JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

May 29, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of JPMorgan Income Fund (the “Fund”) File No. 811-21295 and 333-10322

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment company Act of 1940 exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the risk/return summary information in the prospectuses for the Fund dated February 8, 2014. The purpose of this filing is to submit the XBRL information from the Rule 497 filing dated May 20, 2014 for the Fund.

If you have any questions or comments, please contact me at (614) 901-1410.

Sincerely,

/s/ Jessica K. Ditullio
Jessica K. Ditullio Assistant Secretary